Provisions (Tables)	6 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Schedule of Provisions
	31 December 2024 $	30 June 2024 $
Employee entitlements	8,141	7,230
Interest and penalties on taxes	16,970	16,970
	25,111	24,200